Fees Summary	Oct. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,156,000
Previously Paid Amount	0.00
Total Fee Amount	636.28
Total Offset Amount	0.00
Net Fee	636.28
Narrative - Max Aggregate Offering Price	$ 4,156,000
Final Prospectus	true